Stock Option Plans and Warrants to Purchase Common Stock - Schedule of remaining life, by grant date, for outstanding warrants (Details) - 3/29/2018 [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 29.25
Remaining Contractual Life in Years	2 months 26 days
Outstanding Warrants	667
Exercisable Warrants	667